INCOME TAX AND SOCIAL CONTRIBUTION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax And Social Contribution
Income before income tax and social contribution	R$ 16,900,514	R$ 10,208,351	R$ 24,621,610
Total burden of income tax (25%) and social contribution (20%) at the current rates	(7,605,231)	(4,593,758)	(11,079,725)
Effect of additions and exclusions in the tax calculation:
Earnings (losses) of associates and joint ventures	689,213	945,756	610,167
Interest on shareholders’ equity	5,077,509	5,089,859	4,577,308
Other amounts (1)	2,480,148	2,852,557	2,727,410
Income tax and social contribution for the period	R$ 641,639	R$ 4,294,414	R$ (3,164,840)
Effective rate	3.80%	42.10%	(12.90%)